Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 75,999	$ 58,718
Interest-bearing deposits in depository institutions	9,877	16,276
Federal funds sold	0	10,000
Cash and Cash Equivalents	85,876	84,994
Investment securities available for sale, at fair value	352,660	377,122
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2013 and 2012 - $5,335 and $13,861, respectively)	4,117	13,454
Other securities	13,343	11,463
Total Investment Securities	370,120	402,039
Gross loans	2,606,197	2,146,369
Allowance for loan losses	(20,575)	(18,809)
Net Loans	2,585,622	2,127,560
Bank owned life insurance	92,047	81,901
Premises and equipment, net	82,548	72,728
Accrued interest receivable	6,866	6,692
Net deferred tax asset	42,165	32,737
Goodwill and other intangible assets	75,142	65,057
Other assets	27,852	43,758
Total Assets	3,368,238	2,917,466
Liabilities
Noninterest-bearing	493,228	429,969
Interest-bearing:
Demand deposits	601,527	553,132
Savings deposits	612,772	506,869
Time deposits	1,077,606	919,346
Total Deposits	2,785,133	2,409,316
Short-term borrowings:
Customer repurchase agreements	137,798	114,646
Long-term debt	16,495	16,495
Other liabilities	41,189	43,735
Total Liabilities	2,980,615	2,584,192
Shareholders’ Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued	0	0
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,499,282 shares issued at December 31, 2013 and December 31, 2012, less 2,748,922 and 3,665,999, shares in treasury, respectively	46,249	46,249
Capital surplus	107,596	103,524
Retained earnings	333,970	309,270
Cost of common stock in treasury	(95,202)	(124,347)
Accumulated other comprehensive income (loss):
Unrealized (loss) gain on securities available-for-sale	(2,110)	3,573
Underfunded pension liability	(2,880)	(4,995)
Total Accumulated Other Comprehensive Loss	(4,990)	(1,422)
Total Shareholders’ Equity	387,623	333,274
Total Liabilities and Shareholders’ Equity	$ 3,368,238	$ 2,917,466